Significant Acquisition And Equity Transactions (Tables)	12 Months Ended
Mar. 31, 2015
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Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	2,236
Amortizable intangible assets (i)
User base and customer relationships	255
Trade names, trademarks and domain names	249
Developed technology and patents	1,387
Goodwill	4,380
Deferred tax assets	72
Deferred tax liabilities	(284)

Total	8,295

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	6,348
- fair value of previously held equity interests	1,947

Total	8,295

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.0 years.

Alibaba Pictures
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	5,899
Amortizable intangible assets (ii)
User base and customer relationships	4
Trade names, trademarks and domain names	95
Others	38
Goodwill	9,759
Deferred tax assets	13
Deferred tax liabilities	(17)
Noncontrolling interests (iii)	(10,836)

Total	4,955

(i)	Net assets include the cash consideration of RMB4,955 million.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(iii)

Given that the trading of Alibaba Pictures shares was suspended from August 2014 onwards pending the investigation of certain non-compliant matters, the Company determined that the closing market price of HK$1.60 per share as of the acquisition date may not be a reliable estimate of the fair value of the noncontrolling interest and the Company recorded the noncontrolling interest at the purchase price of HK$0.50 per share in the preliminary purchase price allocation. However, subsequent to the date of resumption of trading in December 2014, the Company made a measurement period adjustment with reference to the traded market price as of the acquisition date in measuring the fair value of the noncontrolling interest based on the fact that it approximated the closing price on the date of resumption of trading in December 2014, which is reflective of the market's reaction to the non-compliant matters and the inspection results in connection therewith which existed as of the acquisition date. The adjustment to the preliminary purchase price allocation impacted goodwill, intangible assets, deferred tax assets and noncontrolling interest and are reflected in the table above.

UCWeb
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,159
Amortizable intangible assets (ii)
User base and customer relationships	106
Trade names, trademarks and domain names	591
Developed technology and patents	561
Non-compete agreements	1,823
Goodwill	10,376
Deferred tax liabilities	(21)

Total	14,595

Total purchase price comprised of:
- cash consideration	2,826
- share-based consideration	3,782
- fair value of previously held equity interests	7,987

Total	14,595

(i)	Net assets acquired included noncontrolling interests of RMB220 million that is classified as mezzanine equity.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.4 years.

One Touch
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	105
Amortizable intangible assets (i)
User base and customer relationships	25
Trade names, trademarks and domain names	196
Developed technology and patents	4
Non-compete agreements	703
Goodwill	3,998
Deferred tax liabilities	(232)

Total	4,799

Total purchase price comprised of:
- cash consideration	790
- contingent cash consideration	1,094
- fair value of previously held equity interests	2,915

Total	4,799

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding five years and a weighted-average amortization period of 4.5 years

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Net assets	540	24	266
Identifiable intangible assets	104	486	421
Deferred tax assets	—	—	5
Deferred tax liabilities	(23)	(29)	(95)

	621	481	597
Noncontrolling interests	(294)	—	(269)

Net identifiable assets acquired	327	481	328
Goodwill	152	543	1,806

Total purchase consideration	479	1,024	2,134
Fair value of previously held equity interests	(300)	—	(107)
Purchase consideration settled	(96)	(731)	(1,927)

Contingent/deferred consideration as of year end	83	293	100

Total purchase consideration comprised of:
- cash consideration	140	843	2,027
- fair value of previously held equity interests	300	—	107
- share-based consideration	39	181	—

Total	479	1,024	2,134